Quarterly portfolio holdings
John Hancock
Small Cap Dynamic Growth Fund
U.S. equity
November 30, 2025
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Fund’s investments

As of 11-30-25 (unaudited)
	Shares	Value
Common stocks 94.4%		$503,180,607
(Cost $424,913,883)
Consumer discretionary 6.9%		36,670,358
Automobile components 3.7%
Garrett Motion, Inc.	557,640	9,217,789
Modine Manufacturing Company (A)	64,370	10,436,308
Broadline retail 1.1%
Ollie’s Bargain Outlet Holdings, Inc. (A)	48,985	6,030,543
Specialty retail 2.1%
Boot Barn Holdings, Inc. (A)	56,680	10,985,718
Consumer staples 3.0%		16,263,815
Consumer staples distribution and retail 3.0%
Casey’s General Stores, Inc.	28,510	16,263,815
Financials 11.8%		62,954,032
Banks 1.6%
First Financial Bankshares, Inc.	266,040	8,311,090
Capital markets 8.1%
Miami International Holdings, Inc. (A)	146,055	6,661,569
Moelis & Company, Class A	169,832	10,898,119
Piper Sandler Companies	33,940	11,400,446
Stifel Financial Corp.	118,650	14,475,300
Consumer finance 2.1%
FirstCash Holdings, Inc.	70,750	11,207,508
Health care 22.4%		119,352,221
Biotechnology 7.6%
Blueprint Medicines Corp. (A)(B)	22,050	10,143
Bridgebio Pharma, Inc. (A)	150,240	10,818,782
Insmed, Inc. (A)	63,901	13,276,711
MannKind Corp. (A)	740,080	3,959,428
MoonLake Immunotherapeutics (A)	18,520	254,280
Protagonist Therapeutics, Inc. (A)	64,792	5,831,280
Rhythm Pharmaceuticals, Inc. (A)	60,485	6,598,309
Health care equipment and supplies 1.4%
Merit Medical Systems, Inc. (A)	84,205	7,291,311
Health care providers and services 11.6%
GeneDx Holdings Corp. (A)	42,795	7,144,625
Guardant Health, Inc. (A)	127,535	13,827,345
HealthEquity, Inc. (A)	113,790	11,968,432
RadNet, Inc. (A)	103,835	8,596,500
The Ensign Group, Inc.	108,455	20,122,736
Pharmaceuticals 1.8%
Axsome Therapeutics, Inc. (A)	40,915	6,198,623
Supernus Pharmaceuticals, Inc. (A)	75,756	3,453,716
Industrials 24.3%		129,670,738
Aerospace and defense 4.2%
Beta Technologies, Inc., Class A (A)	74,770	2,038,978
Mercury Systems, Inc. (A)	101,516	7,094,953
VSE Corp.	73,218	13,193,151
Commercial services and supplies 2.3%
Casella Waste Systems, Inc., Class A (A)	126,600	12,202,974
2	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Industrials (continued)
Construction and engineering 4.5%
Argan, Inc.	34,860	$13,776,672
Sterling Infrastructure, Inc. (A)	30,030	10,339,629
Electrical equipment 3.7%
American Superconductor Corp. (A)	89,355	2,778,047
Bloom Energy Corp., Class A (A)	70,020	7,648,985
Nextpower, Inc., Class A (A)	98,340	9,009,911
Machinery 9.2%
Atmus Filtration Technologies, Inc.	111,220	5,628,844
Crane Company	66,062	12,105,862
Federal Signal Corp.	21,379	2,437,206
RBC Bearings, Inc. (A)	32,778	14,585,227
SPX Technologies, Inc. (A)	67,464	14,507,459
Passenger airlines 0.4%
Joby Aviation, Inc. (A)	160,973	2,322,840
Information technology 22.0%		117,045,681
Electronic equipment, instruments and components 8.5%
Fabrinet (A)	36,382	16,714,255
Mirion Technologies, Inc. (A)	510,800	13,291,016
Novanta, Inc. (A)	29,554	3,359,108
OSI Systems, Inc. (A)	43,540	11,792,809
Semiconductors and semiconductor equipment 8.1%
Credo Technology Group Holding, Ltd. (A)	86,580	15,376,608
Indie Semiconductor, Inc., Class A (A)	520,210	1,851,948
Nova, Ltd. (A)	44,259	13,845,986
Rambus, Inc. (A)	123,804	11,831,948
Software 4.6%
CommVault Systems, Inc. (A)	46,211	5,707,059
InterDigital, Inc.	36,745	13,145,524
Varonis Systems, Inc. (A)	170,910	5,651,994
Technology hardware, storage and peripherals 0.8%
IonQ, Inc. (A)	90,820	4,477,426
Materials 1.9%		10,244,639
Chemicals 1.9%
Sensient Technologies Corp.	105,084	10,244,639
Real estate 2.1%		10,979,123
Real estate management and development 2.1%

Cushman & Wakefield, Ltd. (A)	655,470	10,979,123

Exchange-traded funds 2.2%		$11,976,380
(Cost $10,347,715)
iShares Russell 2000 Growth ETF	36,500	11,976,380

	Yield (%)	Shares	Value
Short-term investments 3.6%			$19,018,443
(Cost $19,018,443)
Short-term funds 3.6%			19,018,443
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.9244(C)	19,018,443	19,018,443

Total investments (Cost $454,280,041) 100.2%	$534,175,430
Other assets and liabilities, net (0.2%)	(950,081)
Total net assets 100.0%	$533,225,349

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND | QUARTERLY REPORT	3

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	The rate shown is the annualized seven-day yield as of 11-30-25.
4	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2025, by major security category or type:
	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Consumer discretionary	$36,670,358	$36,670,358	—	—
Consumer staples	16,263,815	16,263,815	—	—
Financials	62,954,032	62,954,032	—	—
Health care	119,352,221	119,342,078	—	$10,143
Industrials	129,670,738	129,670,738	—	—
Information technology	117,045,681	117,045,681	—	—
Materials	10,244,639	10,244,639	—	—
Real estate	10,979,123	10,979,123	—	—
Exchange-traded funds	11,976,380	11,976,380	—	—
Short-term investments	19,018,443	19,018,443	—	—
Total investments in securities	$534,175,430	$534,165,287	—	$10,143
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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